SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS

NOTE 22 – SUBSEQUENT EVENTS

A)	Supply Agreement – FC

On January 21, 2026, the Company signed an addendum to the agreement with Clalit, to supply Pulsenmore FC and to update the commercial understanding between the parties under the Follicle Agreement. According to the addendum the Company and Clalit shall be entitled to market Pulsenmore FC directly to patients. A pilot period of 18 months shall commence upon 30 days from signing the addendum, after which Clalit shall purchase a yearly minimum quantity of the Pulsenmore FC for a period of 5 years for a total consideration of $9 million. The agreement includes the option to return products by Clalit in accordance with the terms and conditions set forth therein (see note 12(a)(1)).

B)	Commercial Engagements with two U.S.-Based Medical Centers

On January 29, 2026, and on February 4, 2026, the Company entered into a services agreements, in accordance, with the two medical Centers Under those agreements, the medical centers will purchase Pulsenmore ES home ultrasound services, enabling patients to benefit from remote monitoring. The services agreements are in force for a term of one year and will be renewed automatically for successive one-year periods unless either Party gives at least 30 days’ written notice of non-renewal before the end of the then-current term.